Summary of the main accounting policies: (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Aeropuerto de Cancun, S. A. de C. V.
Proportion of ownership interest in subsidiary	[1],[2]	100.00%	100.00%
Principal activity of business of subsidiary	[1],[2]	Airport services	Airport services
Aeropuerto de Cozumel, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Airport services	Airport services
Aeropuerto de Merida, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Airport services	Airport services
Aeropuerto de Huatulco, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Airport services	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Airport services	Airport services
Aeropuerto de Veracruz, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Airport services	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Airport services	Airport services
Aeropuerto de Tapachula, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Airport services	Airport services
Aeropuerto de Minatitlan, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Airport services	Airport services
Cancun Airport Services, S. A. de C. V.
Proportion of ownership interest in subsidiary	[3]	100.00%	100.00%
Principal activity of business of subsidiary	[3]	Airport services	Airport services
RH Asur, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Administrative services	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.
Proportion of ownership interest in subsidiary		100.00%	100.00%
Principal activity of business of subsidiary		Administrative services	Administrative services
Asur FBO, S. A. de C. V.
Proportion of ownership interest in subsidiary	[3]	100.00%	100.00%
Principal activity of business of subsidiary	[3]	Administrative services	Administrative services
Caribbean Logistics, S. A. de C. V.
Proportion of ownership interest in subsidiary	[3]	100.00%	100.00%
Principal activity of business of subsidiary	[3]	Cargo services	Cargo services
Cargo RF, S. A. de C. V.
Proportion of ownership interest in subsidiary	[3]	100.00%	100.00%
Principal activity of business of subsidiary	[3]	Cargo services	Cargo services

[1]	Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% and later in May 25, 2018 the 7,58% left to obtain the 100% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date, Airplan’s results have been incorporated line-by-line into the Company’s and Cancún Airport’s financial statements.
[2]	Cancún held a 50% of Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9. As of May 26, 2017, the Cancún acquired an additional 10% equity interest in Aerostar, As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.
[3]	These subsidiaries sub-consolidate at the Cancún Airport.